CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 787	$ 911	$ 888
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and other non-cash items	252	94	(91)
Realized capital gains and losses	(503)	827	583
Loss (gain) on disposition of operations	7	(19)	(15)
Interest credited to contractholder funds	1,645	1,807	2,126
Changes in:
Policy benefits and other insurance reserves	(77)	238	(577)
Unearned premiums	37	(40)	(247)
Deferred policy acquisition costs	177	(61)	470
Premium installment receivables, net	33	10	26
Reinsurance recoverables, net	(716)	(265)	(85)
Income taxes	133	192	1,678
Other operating assets and liabilities	154	(5)	(455)
Net cash provided by operating activities	1,929	3,689	4,301
Proceeds from sales
Fixed income securities	29,436	22,881	21,359
Equity securities	2,012	4,349	6,894
Limited partnership interests	1,000	505	369
Mortgage loans	97	124	340
Other investments	164	121	520
Investment collections
Fixed income securities	4,951	5,147	5,556
Mortgage loans	634	1,076	1,764
Other investments	123	137	117
Investment purchases
Fixed income securities	(27,896)	(25,745)	(29,573)
Equity securities	(1,824)	(3,564)	(8,496)
Limited partnership interests	(1,696)	(1,342)	(784)
Mortgage loans	(1,241)	(120)	(26)
Other investments	(204)	(181)	(64)
Change in short-term investments, net	2,182	(382)	5,981
Change in other investments, net	(415)	(519)	(340)
(Acquisition) disposition of operations, net of cash acquired	(916)	7	12
Purchases of property and equipment, net	(246)	(162)	(189)
Net cash provided by investing activities	6,161	2,332	3,440
Cash flows from financing activities
Proceeds from issuance of long-term debt	7		1,003
Repayment of long-term debt	(7)	(2)	(752)
Contractholder fund deposits	2,176	2,980	4,150
Contractholder fund withdrawals	(8,680)	(8,470)	(11,406)
Dividends paid	(435)	(430)	(542)
Treasury stock purchases	(953)	(152)	(4)
Shares reissued under equity incentive plans, net	19	28	3
Excess tax benefits on share-based payment arrangements	(5)	(7)	(5)
Other	2	(18)	9
Net cash used in financing activities	(7,876)	(6,071)	(7,544)
Net increase (decrease) in cash	214	(50)	197
Cash at beginning of year	562	612	415
Cash at end of year	$ 776	$ 562	$ 612